UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     1039996


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ask Jeeves Inc              COMMON              045174109    34354  1137556     X    SOLE                  1137556
Blockbuster Inc - CL B      COMMON              093679207    10196  1188357     X    SOLE                  1188357
Cuno Inc                    COMMON              126583103    37539   525467     X    SOLE                   525467
Dex Media Inc               COMMON              25212E100     5295   216916     X    SOLE                   216916
Elan Corp                   COMMON              284131208     2256   330758     X    SOLE                   330758
Gillette                    COMMON              375766102    74376  1469009     X    SOLE                  1469009
Guidant Corp                COMMON              401698105    24456   363393     X    SOLE                   363393
Gartner Inc Class B         COMMON              366651206     1539   145350     X    SOLE                   145350
Liberty Media- A            COMMON              530718105     5668   556237     X    SOLE                   556237
May Department Stores       COMMON              577778103    35667   888127     X    SOLE                   888127
Mci Inc                     COMMON              552691107    37852  1472287     X    SOLE                  1472287
McLeod USA                  COMMON              582266706        3    52521     X    SOLE                    52521
Vicuron Pharmaceuticals     COMMON              926471103    10277   368358     X    SOLE                   368358
Neiman Marcus cl A          COMMON              640204202    10542   108767     X    SOLE                   108767
Neiman Marcus cl B          COMMON              640204301    25143   260014     X    SOLE                   260014
Enpro Industries Inc        COMMON              29355X107     3738   129466     X    SOLE                   129466
Nextel Communications       COMMON              65332V103   136217  4215945     X    SOLE                  4215945
Premcor Inc                 COMMON              74045Q104   113297  1527320     X    SOLE                  1527320
Petrokazakhstan             COMMON              71649P102     4754   129972     X    SOLE                   129972
Price Communications Corp   COMMON              741437305     5587   322964     X    SOLE                   322964
Sungard Data Systems        COMMON              867363103   158155  4496880     X    SOLE                  4496880
Storage Technology Corp     COMMON              862111200    80108  2207433     X    SOLE                  2207433
Tim Hellas Telecom ADR      COMMON              88706Q104     7491   394871     X    SOLE                   394871
Toys R Us                   COMMON              892335100    52824  1994874     X    SOLE                  1994874
Unocal Corp                 COMMON              915289102    21383   328722     X    SOLE                   328722
Viacom Inc. Cl. B           COMMON              925524308    16474   514476     X    SOLE                   514476
Veritas Software            COMMON              923436109   118014  4836658     X    SOLE                  4836658
Western Wireless Corp       COMMON              95988E204     3449    81544     X    SOLE                    81544
Guidant August 60 Put       OPTION              401698105      636     5091     X    SOLE                     5091
Guidant October 60 Put      OPTION              401698105      148      657     X    SOLE                      657
JNJ Oct 55 Put              OPTION              478160104       82     3273     X    SOLE                     3273
Maytag Jan 15 put           OPTION              578592107       46     1024     X    SOLE                     1024
Maytag July 15 put          OPTION              578592107        7      709     X    SOLE                      709
Maytag October 15 put       OPTION              578592107      161     4022     X    SOLE                     4022
Mci Jan '07 25 LEAP call    OPTION              552691107      406     2320     X    SOLE                     2320
Sungard Data July 30 call   OPTION              867363103       57      108     X    SOLE                      108
Unocal July 65 call         OPTION              915289102      105     1104     X    SOLE                     1104
Unocal August 65 call       OPTION              915289102      125      735     X    SOLE                      735
Unocal Oct 65 Put           OPTION              915289102      986     3287     X    SOLE                     3287
USG Corp Aug 40 put         OPTION              903293405      190     1120     X    SOLE                     1120
USG Corp Aug 42.5 put       OPTION              903293405      297     1119     X    SOLE                     1119
Energy Select Aug 45 put    OPTION              81369Y506       96      740     X    SOLE                      740